Stockholders' equity (Details) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Common Stock	Dec. 31, 2011 8.00% Series E Cumulative Convertible Preferred Stock	Dec. 31, 2010 8.00% Series E Cumulative Convertible Preferred Stock	Dec. 31, 2011 Series F Preferred Stock	Dec. 31, 2010 Series F Preferred Stock	Dec. 31, 2011 6.75% Series G Cumulative Redeemable Preferred Stock	Dec. 31, 2010 6.75% Series G Cumulative Redeemable Preferred Stock	May 31, 2007 6.75% Series G Cumulative Redeemable Preferred Stock
Stockholder's Equity (Additional Textual) [Abstract]
Common stock issued in connection with stock options exercised					691,346
Common stock issued under Long Term Incentive Plan , net of forfeitures					199,539
Common stock forfeitures under Long Term Incentive Plan					116,059
Conversion of operating partnership non-controlling interests to common stock, shares	12,511	923,944	2,130,452		12,511
Preferred Stock, Liquidation Preference Per Share						$ 16.61				$ 25
Preferred stock, par value
Number of common stock shares to which each Series E Preferred share is convertible prior to special dividend						one
Number of common stock shares to which each Series E Preferred share is convertible after special dividend						1.083
Preferred Stock, Dividends Per Share, Declared						$ 1.33				$ 1.69	$ 1.69
Preferred Stock, Shares Outstanding								2,534,846	2,534,846	3,264,362	3,405,562
Preferred Stock, Shares issued						2,803,812	2,803,812			3,264,362	3,405,562	5,400,000
Number of preferred shares authorized	50,000,000	50,000,000						20,000,000
Purchase price per share for holders of operating partnership units								$ 0.0001
Number of Series F preferred shares which can be subscribed for and purchased for each unit of operating partnership								1
Preferred Stock, Value, Outstanding								$ 253	$ 253
Number of voting rights available for each share								The holders of the Series F are entitled to one vote for each share of the Series F they hold, voting together with the holders of our common stock, on each matter submitted to a vote of security holders at a meeting of our stockholders.
Redemption price per share of preferred stock										$ 25
Repurchase of Series G Cumulative Redeemable Shares	141,200	27,400	997,738							141,200	27,400
Stockholders' equity (Textual) [Abstract]
Number of common stock shares authorized	350,000,000	350,000,000
Number of common stock shares issued under "at the market" equity distribution program	15,825,632
Gross proceeds received from issuance of common stock shares under "at the market" equity distribution program	383,800,000
Number of common stock shares issued under underwritten public offering	20,700,000
Gross proceeds received from issuance of common stock shares under underwritten public offering	496,300,000
Common distributions declared per share	$ 0.80	$ 0.73	$ 0.85
Percentage of distributions in common shares allowed by taxing authorities with the residual distributed in cash as a means of enhancing liquidity	90.00%
Benefit to net income(loss) attributable to common stockholders resulting from the repurchase of Series G Preferred Stock for less than the liquidation preference	$ (175,000)	$ 25,000	$ 2,586,000
Number of common shares equivalent to which distributions are reinvested under stock purchase plan				9,957,233
Shares reserved for issuance under stock purchase plan	11,762,192